Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 5,241	¥ 4,828	¥ 17,721	¥ 13,383
Post-modification outstanding recorded investment	3,580	4,050	14,499	11,131
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	64	571	335	1,624
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,857	3,079	7,236	9,187
Post-modification outstanding recorded investment	1,111	2,301	5,262	6,935
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	64	444	334	1,497
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7	477	22	16
Post-modification outstanding recorded investment	4	364	17	14
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	416	2,602	1,285	1,422
Post-modification outstanding recorded investment	295	1,937	965	1,052
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	14	4	32	7
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,434		5,929	7,749
Post-modification outstanding recorded investment	812		4,280	5,869
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	50	440	302	1,490
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	3,384	1,749	10,485	4,196
Post-modification outstanding recorded investment	2,469	1,749	9,237	4,196
Financing Receivables Modification, Subsequently Defaulted Recorded Investment		127	1	127
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		340	340	340
Post-modification outstanding recorded investment		340	340	340
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	3,384	1,409	10,003	3,856
Post-modification outstanding recorded investment	¥ 2,469	1,409	8,755	3,856
Financing Receivables Modification, Subsequently Defaulted Recorded Investment		¥ 127	¥ 1	¥ 127